Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Depreciation expense	$ 801	$ 369	$ 1,666	$ 2,454	$ 2,649	$ 3,019
One Motor Vehicle [Member]
Finance lease with carrying value					$ 10,619	$ 13,488